VIE'S Agreements	12 Months Ended
Dec. 31, 2022
VIE'S Agreements [Abstract]
VIE'S AGREEMENTS

NOTE 9 — VIE’S AGREEMENTS

The Company consolidates certain VIEs as it is the primary beneficiary since it has both the power to direct the activities of the VIEs that most significantly impact the VIE’s economic performance and has the right to receive benefits or the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs which are derived from various agreements described below.

VIE agreements with Guangxi Zhongtong Insurance Agency Co., Ltd (Guangxi Zhongtong):

On January 1, 2021, Bokefa Petroleum and Gas Co. Ltd., our wholly foreign-owned enterprise (“WFOE”), Guangxi Zhongtong, and nominee shareholders of Guangxi Zhongtong entered into six agreements, described below, pursuant to which Bokefa is deemed to have controlling financial interest and be the primary beneficiary of Guangxi Zhogntong. Therefore, Guangxi Zhongtong is deemed a VIE of Bokefa:

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the nominee shareholders of Guangxi Zhongtong. The term of the loan shall start from the date when the loan is actually paid, until the date on which the loan is repaid in full. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely for Guangxi Zhongtong’s operating expenses and should be exclusively repaid by transferring shares of Guangxi Zhongtong to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all the equity interest of Guangxi Zhongtong to Bokefa in accordance with relevant laws and provisions as provided in the agreement, or upon written notice by Bokefa to shareholders. In consideration of Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, are restricted without the approval of Bokefa. Upon request by Bokefa, Guangxi Zhongtong is obligated to distribute profits to the shareholders of Guangxi Zhongtong, who must remit such profits to Bokefa immediately. Guangxi Zhongtong and its shareholders are required to act in a manner that is in the best interest of Bokefa with regards to Guangxi Zhongtong’s business operation.

Equity Pledge Agreement

The agreement will be terminated upon such date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholders pledged all their equity interest in Guangxi Zhongtong to Bokefa as security for the obligations in the other agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Guangxi Zhongtong and its shareholders agree that the legal person, directors, general manager and other senior officers of Guangxi Zhongtong should be appointed or elected by Bokefa. Guangxi Zhongtong and its shareholders agree that all the financial and operational decisions for Guangxi Zhongtong will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to Guangxi Zhongtong and Guangxi Zhongtong agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of Guangxi Zhongtong agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Guangxi Zhongtong to Bokefa. The shareholders of Guangxi Zhongtong have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval.

On August 23, 2021, Beijing Yibao Technology Co., Ltd(“Beijing Yibao”), Guangxi Zhongtong , and two shareholders of Guangxi Zhongtong entered into a capital increase agreement pursuant to which Beijing Yibao would invest approximately RMB30,000 ($4,700) into Guangxi Zhongtong. On October 21, 2021, Beijing Yibao transferred the total investment funds of  RMB30,000 ($4,700)  to Guanxi Zhongtong, and 60% of the shares were issued to Beijing Yibao. The capital increase transaction was closed accordingly on October 21, 2021. As a result of the transaction, Beijing Yibao now holds a sixty percent (60%) equity interest in Guangxi Zhongtong and is the controlling shareholder. As a condition of the closing, the previous agreements consummated on January 1, 2021 per the GZ Frame Work Loan became null and void, and the loan lent to the shareholders under the GZ Frame Work Loan agreement should be fully repaid by the shareholders before December 31, 2023.

VIE agreements with Beijing Fucheng Lianbao Technology Co., Ltd. (Beijing Fucheng):

On December 31, 2020, as amended on August 25, 2021, Bokefa, Beijing Fucheng, and the shareholders of Beijing Fucheng entered into six agreements, described below, pursuant to which Bokefa is deemed to have a controlling financial interest and be the primary beneficiary of Beijing Fucheng. Therefore, Beijing Fucheng is deemed a VIE of Bokefa.

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the registered shareholders of Beijing Fucheng. The term of the loan under this agreement shall start from the date when the loan is actually paid and shall continue until the shareholders repay all the loan in accordance with this agreement. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely for Beijing Fucheng’s operating expenses, and should be exclusively repaid by transferring shares of Beijing Fucheng to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of Bejing Fucheng to Bokefa in accordance with relevant laws and provisions as provided in the agreement, or upon written notice by Bokefa to the shareholders. In consideration for Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Bokefa. Upon request by Bokefa, Beijing Fucheng is obligated to distribute profits to the shareholders of Beijing Fucheng, who must remit those profits to Bokefa immediately. Beijing Fucheng and its shareholders are required to act in a manner that is in the best interest of Bokefa with regards to Beijing Fucheng’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the shareholders pledged all their equity interest in Beijing Fucheng to Bokefa as security for their obligations under the agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Beijing Fucheng and its shareholders agree that the legal person, directors, general manager and other senior officers of Beijing Fucheng should be appointed or elected by Bokefa. Beijing Fucheng and its shareholders agree that all financial and operational decisions of Beijing Fucheng will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to Beijing Fucheng and Beijing Fucheng agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of Beijing Fucheng agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Beijing Fucheng to Bokefa. The shareholders of Beijing Fucheng have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until deregistration of Beijing Fucheng.

VIE agreements with All Weather Insurance Agency Co., Ltd. (All Weather):

On July 1, 2021, Bokefa, All Weather., and nominee shareholders of All Weather entered into six agreements, described below, pursuant to which Bokefa is deemed to have a controlling financial interest and be the primary beneficiary of All Weather. All Weather., Ltd.is deemed a VIE of Bokefa.

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the nominee shareholders of All Weather. The term of the loan is one year and shall start from the date when the loan is actually paid. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely by All Weather for operating expenses, and should be exclusively repaid by transferring shares of All Weather to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of All Weather to Bokefa in accordance with relevant laws and provisions in the agreement, or upon written notice by Bokefa to the shareholders. In consideration for Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Bokefa. Upon request by Bokefa, All Weather is obligated to distribute profits to the shareholders of All Weather, who must remit the profits to Bokefa immediately. All Weather and its shareholders are required to act in a manner that is in the best interest of Bokefa with regard to All Weather’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholders pledged all of their equity interest in All Weather to Bokefa as security for their obligations pursuant to the other agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. All Weather and its shareholders agree that the legal person, directors, general manager and other senior officers of All Weather should be appointed or elected by Bokefa. All Weather and its shareholders agree that all the financial and operational decisions of All Weather will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to All Weather and All Weather agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of All Weather agreed to entrust all their rights to exercise their voting power and any other rights as shareholders of All Weather to Bokefa. The shareholders of All Weather have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until the deregistration of All Weather.

VIE agreements with Tianjin Dibao Technology Development Co. Ltd. (Tianjin Dibao):

On April 2, 2022, Zheng Zhong Energy, Tianjin Dibao, and nominee shareholder of Tianjin Dibao entered into six agreements, described below, pursuant to which Zheng Zhong Energy is deemed to have a controlling financial interest and be the primary beneficiary of Tianjin Dibao. Tianjin Dibao is deemed a VIE of Zheng Zhong Energy.

Loan Agreement

Pursuant to this agreement, Zheng Zhong Energy agreed to provide loans to the shareholder of Tianjin Dibao. The term of the loan shall start from the date when the loan is actually paid. The agreement shall terminate when the shareholder repay the loan. The loan should be used solely to purchase Tianjin Dibao’s 76% equity, and should be exclusively repaid by transferring shares of Tianjin Dibao to Zheng Zhong Energy when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of Tianjin Dibao to Zheng Zhong Energy in accordance with relevant laws and provisions in the agreement, or upon written notice by Zheng Zhong Energy to the shareholder. In consideration for Zheng Zhong Energy’s loan arrangement, the shareholder have agreed to grant Zheng Zhong Energy an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Zheng Zhong Energy. Upon request by Zheng Zhong Energy, Tianjin Dibao is obligated to distribute profits to the shareholder of Tianjin Dibao, who must remit the profits to Zheng Zhong Energy immediately. Tianjin Dibao and its shareholder are required to act in a manner that is in the best interest of Zheng Zhong Energy with regard to Tianjin Dibao’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholder pledged all of their equity interest in Tianjin Dibao to Zheng Zhong Energy as security for their obligations pursuant to the other agreements. Zheng Zhong Energy has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Zhengzhong Energy.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Tianjin Dibao and its shareholders agree that the legal person, directors, general manager and other senior officers of Tianjin Dibao should be appointed or elected by Zheng Zhong Energy. Tianjin Dibao and its shareholder agree that all the financial and operational decisions of Tianjin Dibao will be made by Zheng Zhong Energy.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Zheng Zhong Energy agrees to provide exclusive technical consulting and support services to Tianjin Dibao and Tianjin Dibao agrees to pay service fees to Zheng Zhong Energy.

Entrustment and Power of Attorney Agreement

The shareholder of Tianjin Dibao agreed to entrust all their rights to exercise their voting power and any other rights as shareholder of Tianjin Dibao to Zheng Zhong Energy. The shareholder of Tianjin Dibao have each executed an irrevocable power of attorney to appoint Zheng Zhong Energy as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until the deregistration of Tianjin Dibao.